Equity and Redeemable Non-controlling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Equity and Redeemable Non-controlling Interest
10.	Equity and Redeemable Non-controlling Interest
Authorized Capital
The Company is authorized to issue preferred stock and four classes of common stock consisting of Class T shares, Class S shares, Class D shares, and Class I shares. The Company’s board of directors has the ability to establish the preferences and rights of each class or series of preferred stock, without stockholder approval, and as such, it may afford the holders of any series or class of preferred stock preferences, powers and rights senior to the rights of holders of common stock. The differences among the common share classes relate to upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees. See Note 2 for a further description of such items. Other than the differences in upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees, each class of common stock is subject to the same economic and voting rights.
Charter Amendment
On May 10, 2021, the Company amended its charter to increase the number of shares of stock that the Company has authority to issue to 3,100,000,000 shares, consisting of 3,000,000,000 shares of common stock, $0.01 par value per share, 500,000,000 of which are classified as Class T common stock, 1,000,000,000 of which are classified as Class S common stock, 500,000,000 of which are classified as Class D common stock and 1,000,000,000 of which are classified as Class I common stock, and 100,000,000 shares of preferred stock, $0.01 par value per share. Prior to the amendment, the Company had authority to issue 1,100,000,000 shares, consisting of 1,000,000,000 shares of common stock, $0.01 par value per share, 250,000,000 of which were classified as Class T common stock, 250,000,000 of which were classified as Class S common stock, 250,000,000 of which were classified as Class D common stock and 250,000,000 of which were classified as Class I common stock, and 100,000,000 shares of preferred stock, $0.01 par value per share.
As of September 30, 2021, the Company had the authority to issue 3,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	500,000,000	$0.01
Class S Shares	1,000,000,000	$0.01
Class D Shares	500,000,000	$0.01
Class I Shares	1,000,000,000	$0.01

Total	3,100,000,000

Common Stock
The following table details the movement in the Company’s outstanding shares of common stock:

	Nine months ended September 30, 2021
	Class T	Class S	Class D	Class I	Total
December 31, 2020	2,463,182	46,431,661	2,847,097	39,152,913	90,894,853
Common stock shares issued	1,523,077	74,589,078	15,921,954	75,605,408	167,639,517
Distribution reinvestment plan shares issued	60,801	1,442,493	109,861	959,717	2,572,872
Common stock shares repurchased	(37,422)	(819,843)	(35,754)	(925,540)	(1,818,559)
Independent directors’ restricted stock grant (1)	—	—	—	14,829	14,829

September 30, 2021	4,009,638	121,643,389	18,843,158	114,807,327	259,303,512

(1)
The independent directors’ restricted stock grant represents $0.3 million of the annual compensation paid to the independent directors for the period ended September 30, 2021. Each grant is amortized over the one-year service period of such grant. The shares vested in August 2021.

Share Repurchases
For the three months ended September 30, 2021, the Company repurchased 475,386 shares of common stock representing a total of $10.8 million. For the nine months ended September 30, 2021, the Company repurchased 1,818,559 shares of common stock representing a total of $40.0 million. The Company had no unfulfilled repurchase requests during the nine months ended September 30, 2021.
Distributions
The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with GAAP, to its stockholders each year to comply with the REIT provisions of the Code.

Each class of common stock receives the same gross distribution per share. The net distribution varies for each class based on the applicable stockholder servicing fee, which is deducted from the monthly distribution per share and paid directly to the applicable distributor.
The following table details the aggregate distributions declared for each applicable class of common stock for the nine months ended September 30, 2021:

	Class T	Class S	Class D	Class I
Gross distributions declared per share of common stock	$0.9315	$0.9315	$0.9315	$0.9315
Stockholder servicing fee per share of common stock	(0.1413)	(0.1418)	(0.0416)	—

Net distributions declared per share of common stock	$0.7902	$0.7897	$0.8899	$0.9315

Redeemable Non-controlling Interest
In connection with its performance participation interest, the Special Limited Partner holds Class I units in the Operating Partnership. See Note 11 for further details of the Special Limited Partner’s performance participation interest. Because the Special Limited Partner has the ability to redeem its Class I units for cash, at its election, the Company has classified these Class I units as Redeemable non-controlling interest in mezzanine equity on the Company’s Condensed Consolidated Balance Sheets. The Redeemable non-controlling interest is recorded at the greater of the carrying amount, adjusted for its share of the allocation of income or loss and dividends, or the redemption value, which is equivalent to fair value, of such units at the end of each measurement period. As the redemption value was greater than the adjusted carrying value at September 30, 2021, the Company recorded an allocation adjustment of $5.6 million between Additional paid-in capital and Redeemable non-controlling interest.
The following table summarizes the Redeemable non-controlling interest activity for the nine months ended September 30, 2021 and 2020 ($ in thousands):

	September 30, 2021	September 30, 2020
Balance at the beginning of the year	$10,409	$—
Settlement of performance participation allocation	15,061	10,366
GAAP income allocation	(1,235)	(458)
Distributions	(1,095)	(448)
Fair value allocation	5,556	792

Ending balance	$28,696	$10,252

10.	Equity and Redeemable Non-controlling Interest
Authorized Capital
The Company is authorized to issue preferred stock and four classes of common stock consisting of Class T shares, Class S shares, Class D shares, and Class I shares. The Company’s board of directors has the ability to establish the preferences and rights of each class or series of preferred stock, without stockholder approval, and as such, it may afford the holders of any series or class of preferred stock preferences, powers and rights senior to the rights of holders of common stock. The differences among the common share classes relate to upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees. See Note 2 for a further description of such items. Other than the differences in upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees, each class of common stock is subject to the same economic and voting rights.
As of December 31, 2020, the Company had the authority to issue 1,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	250,000,000	$0.01
Class S Shares	250,000,000	$0.01
Class D Shares	250,000,000	$0.01
Class I Shares	250,000,000	$0.01

Total	1,100,000,000

Common Stock
The following table details the movement in the Company’s outstanding shares of common stock:

	Class T	Class S	Class D	Class I	Total
January 1, 2018	—	—	—	10,000	10,000
Common stock shares issued	483	6,610,280	46,075	1,532,000	8,188,838

December 31, 2018	483	6,610,280	46,075	1,542,000	8,198,838

Common stock shares issued	1,401,818	19,176,803	1,584,566	14,448,819	36,612,006
Distribution reinvestment plan shares issued	10,262	383,218	22,453	122,455	538,388
Common stock shares repurchased	—	(5,507)	—	(4,843)	(10,350)
Independent directors’ restricted stock grant (1)	—	—	—	5,853	5,853

December 31, 2019	1,412,563	26,164,794	1,653,094	16,114,284	45,344,735

Common stock shares issued	1,137,269	20,138,235	1,190,809	23,197,333	45,663,646
Distribution reinvestment plan shares issued	56,484	1,188,342	87,505	611,538	1,943,869
Common stock shares repurchased	(143,134)	(1,059,710)	(84,311)	(774,476)	(2,061,631)
Independent directors’ restricted stock grant (1)	—	—	—	4,234	4,234

December 31, 2020	2,463,182	46,431,661	2,847,097	39,152,913	90,894,853

(1)
The independent directors’ restricted stock grant represents an aggregate $0.1 million and $0.1 million of the annual compensation paid to the independent directors for the years ended December 31, 2020 and 2019, respectively. Each grant is amortized over the one-year service period of such grant.

Distributions
The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with GAAP, to its stockholders each year to comply with the REIT provisions of the Code.
Each class of common stock receives the same gross distribution per share. The net distribution varies for each class based on the applicable stockholder servicing fee, which is deducted from the monthly distribution per share and paid directly to the applicable distributor.

The following table details the aggregate distributions declared for each applicable class of common stock:

	Year Ended December 31, 2020
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.1808)	(0.1821)	(0.0533)	—

Net distributions declared per share of common stock	$1.0612	$1.0599	$1.1887	$1.2420

	Year Ended December 31, 2019
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.0905	$1.0905	$1.0905	$1.0905
Stockholder servicing fee per share of common stock	(0.1608)	(0.1787)	(0.0503)	—

Net distributions declared per share of common stock	$0.9297	$0.9118	$1.0402	$1.0905

The Company did not declare distributions during the year ended December 31, 2018.
Redeemable Non-controlling Interest
In connection with its performance participation interest, the Special Limited Partner holds Class I units in the Operating Partnership. See Note 11 for further details of the Special Limited Partner’s performance participation interest. Because the Special Limited Partner has the ability to redeem its Class I units for cash, at its election, the Company has classified these Class I units as Redeemable non-controlling interest in mezzanine equity on the Company’s Consolidated Balance Sheets. The Redeemable non-controlling interest is recorded at the greater of the carrying amount, adjusted for its share of the allocation of income or loss and dividends, or the redemption value, which is equivalent to fair value, of such units at the end of each measurement period. As the redemption value was greater than the adjusted carrying value at December 31, 2020, the Company recorded an allocation adjustment of $1.3 million between Additional paid-in capital and Redeemable non-controlling interest.
The following table summarizes the Redeemable non-controlling interest activity for the year ended December 31, 2020 ($ in thousands):

December 31, 2019	$—
Settlement of 2019 performance participation allocation	10,366
GAAP income (loss) allocation	(642)
Distributions	(597)
Fair value allocation	1,282

December 31, 2020	$10,409

Share Repurchase Plan
The Company has adopted a share repurchase plan, whereby on a monthly basis, stockholders may request that the Company repurchase all or any portion of their shares. The Company may choose to repurchase all, some or none of the shares that have been requested to be repurchased at the end of any particular month, in its discretion, subject to any limitations in the share repurchase plan. The total amount of aggregate repurchases of Class T, Class S, Class D, and Class I shares (excluding any early repurchase deduction) is limited to 2% of the aggregate
NAV per month (measured using the aggregate NAV as of the end of the immediately preceding month) and 5% of the aggregate NAV per calendar quarter (measured using the aggregate NAV as of the end of the immediately preceding quarter). Shares are repurchased at a price equal to the transaction price on the applicable repurchase date, subject to any early repurchase deduction. Shares that have not been outstanding for at least one year are repurchased at 95% of the transaction price. Due to the illiquid nature of investments in real estate, the Company may not have sufficient liquid resources to fund repurchase requests and may elect not to repurchase some or all of the shares submitted for repurchase in a given period. Further, the Company may make exceptions to modify, suspend or terminate the share repurchase plan. For the years ended December 31, 2020 and 2019, the Company repurchased 2,061,631 and 10,350 shares of common stock representing a total of $43.7 million and $0.2 million, respectively. The Company had no unfulfilled repurchase requests during the years ended December 31, 2020 and 2019.
Distribution Reinvestment Plan
The Company has adopted a distribution reinvestment plan whereby stockholders (other than clients of participating broker dealers and residents of certain states that do not permit automatic enrollment in the distribution reinvestment plan) will have their cash distributions automatically reinvested in additional shares of common stock unless they elect to receive their distributions in cash. Stockholders who (i) reside in a state or jurisdiction that requires affirmative enrollment in the distribution reinvestment plan or (ii) are clients of a participating broker-dealer that requires affirmative enrollment in the distribution reinvestment plan will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional shares of the Company’s common stock. The per share purchase price for shares purchased pursuant to the distribution reinvestment plan will be equal to the transaction price before upfront selling commissions and dealer manager fees at the time the distribution is payable, which will generally be equal to the Company’s prior month’s NAV per share for that share class. Stockholders will not pay upfront selling commissions or dealer manager fees when purchasing shares pursuant to the distribution reinvestment plan. The stockholder servicing fees with respect to shares of the Company’s Class T shares, Class S shares and Class D shares are calculated based on the NAV for those shares and may reduce the NAV or, alternatively, the distributions payable with respect to shares of each such class, including shares issued in respect of distributions on such shares under the distribution reinvestment plan.